Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2025 USD ($)
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Tax losses, Balance
Depreciation allowance, Balance	(44,248)
Total, Balance	$ (44,248)